Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	9,725,000	23,570,000		9,219,000
Employees, Directors and Non-employee Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	0	8,695,000	[1]	8,639,000	[1]

[1]	No stock options were granted to non-employee directors for the years presented.